UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
EP Emerging Markets Fund
Class A/EPASX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class A/EPASX)	$190	1.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From a country perspective, the primary factors driving the fund’s performance were its overweight position in China and underweight positions in India and Taiwan. From a sector perspective, the primary factors driving the fund’s performance were its underweight position in Technology and overweight in Consumer Staples. The fund's underweight in Taiwan Semiconductor (10% benchmark vs 2.5% fund) and other AI-driven semiconductor stocks was a negative drag on performance. The gap between high-growth tech stocks and traditional value stocks is expected to narrow over time. Our positions in Mexico and South Korea also contributed negatively to performance with both markets underperforming substantially during the year. The funds positions in Mr Price Group, CFMoto and Castrol India were positive contributors to fund performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EP Emerging Markets Fund (Class A/EPASX)	12.21%	2.17%	1.34%
EP Emerging Markets Fund (Class A/EPASX) — excluding sales load	17.55%	3.12%	1.81%
MSCI Emerging Markets Index	25.31%	3.93%	3.43%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$89,840,120
Total number of portfolio holdings	60
Total advisory fees paid (net)	$837,687
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Luzhou Laojiao Co., Ltd. - Class A	3.2%
Zhejiang Cfmoto Power Co., Ltd. - Class A	3.0%
British American Tobacco PLC	2.9%
China Overseas Property Holdings Ltd.	2.8%
Alibaba Group Holding Ltd.	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Wuliangye Yibin Co., Ltd. - Class A	2.5%
BGF Retail Co., Ltd.	2.3%
Tencent Holdings Ltd.	2.3%
Aspirasi Hidup Indonesia Tbk P.T.	2.2%
Asset Allocation
Country Allocation
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/emerging-markets-fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

EP Emerging Markets Fund
Class I/EPEIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class I/EPEIX)	$163	1.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From a country perspective, the primary factors driving the fund’s performance were its overweight position in China and underweight positions in India and Taiwan. From a sector perspective, the primary factors driving the fund’s performance were its underweight position in Technology and overweight in Consumer Staples. The funds underweight in Taiwan Semiconductor (10% benchmark vs 2.5% fund) and other AI-driven semiconductor stocks was a negative drag on performance. The gap between high-growth tech stocks and traditional value stocks is expected to narrow over time. Our positions in Mexico and South Korea also contributed negatively to performance with both markets underperforming substantially during the year. The funds positions in Mr Price Group, CFMoto and Castrol India were positive contributors to fund performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EP Emerging Markets Fund (Class I/EPEIX)	17.86%	3.37%	2.07%
MSCI Emerging Markets Index	25.31%	3.93%	3.43%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$89,840,120
Total number of portfolio holdings	60
Total advisory fees paid (net)	$837,687
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Luzhou Laojiao Co., Ltd. - Class A	3.2%
Zhejiang Cfmoto Power Co., Ltd. - Class A	3.0%
British American Tobacco PLC	2.9%
China Overseas Property Holdings Ltd.	2.8%
Alibaba Group Holding Ltd.	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Wuliangye Yibin Co., Ltd. - Class A	2.5%
BGF Retail Co., Ltd.	2.3%
Tencent Holdings Ltd.	2.3%
Aspirasi Hidup Indonesia Tbk P.T.	2.2%
Asset Allocation
Country Allocation
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/emerging-markets-fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

EuroPac Gold Fund
Class A/EPGFX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class A/EPGFX)	$166	1.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fund had a return of 42.43% excluding sales load, and 36.05% with sales load included, in the 12 months ending October 31st, 2024, just a tad below the GDX Index. We experienced a series of major issues at many of our largest holdings, which negatively affected performance, starting with Franco-Nevada (whose largest asset was ordered closed by the Panamanian government last year) through to B2Gold (whose largest mine is in Mali, another country with political upheaval). Overall, the largest royalty companies, however, performed well. We also largely avoided some of the major stock declines of the period, such as Newmont.
Our overweight to silver stocks also helped, since that group in aggregate outperformed the GDX index. One, Silvercrest, benefit from a takeover offer near the end of the period.
The large weighting to junior stocks was a drag on performance, although a handful of our larger juniors, such as Orogen Royalties, well outperformed the index, supporting our selection within this group. Among the larger miners, Barrick, a major holding, also hurt performance, though given its very low valuation multiples relative to peers, we believe a period of outperformance could lie ahead.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac Gold Fund (Class A/EPGFX)	36.05%	5.85%	7.83%
EuroPac Gold Fund (Class A/EPGFX)-- excluding sales load	42.43%	6.83%	8.33%
Philadelphia Gold & Silver Index	52.47%	13.48%	11.20%
NYSE ARCA Gold Miners Index	44.56%	7.68%	8.86%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$268,395,202
Total number of portfolio holdings	82
Total advisory fees paid (net)	$1,810,323
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.3%
Fortuna Silver Mines, Inc.	6.7%
Pan American Silver Corp.	6.6%
Wheaton Precious Metals Corp.	5.4%
Barrick Gold Corp.	5.2%
Royal Gold, Inc.	5.2%
Franco-Nevada Corp.	5.0%
Osisko Gold Royalties Ltd.	4.8%
B2Gold Corp.	4.5%
Metalla Royalty & Streaming Ltd.	4.2%
Asset Allocation
Sector Allocation
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/gold-fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

EuroPac Gold Fund
Class I/EPGIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class I/EPGIX)	$136	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fund had a return of 42.79% in the 12 months ending October 31st, 2024, just a tad below the GDX Index. We experienced a series of major issues at many of our largest holdings, which negatively affected performance, starting with Franco-Nevada (whose largest asset was ordered closed by the Panamanian government last year) through to B2Gold (whose largest mine is in Mali, another country with political upheaval). Overall, the largest royalty companies, however, performed well. We also largely avoided some of the major stock declines of the period, such as Newmont.
Our overweight to silver stocks also helped, since that group in aggregate outperformed the GDX index. One, Silvercrest, benefit from a takeover offer near the end of the period.
The large weighting to junior stocks was a drag on performance, although a handful of our larger juniors, such as Orogen Royalties, well outperformed the index, supporting our selection within this group. Among the larger miners, Barrick, a major holding, also hurt performance, though given its very low valuation multiples relative to peers, we believe a period of outperformance could lie ahead.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac Gold Fund (Class I/EPGIX)[1]	42.79%	7.11%	8.49%
Philadelphia Gold & Silver Index	52.47%	13.48%	11.20%
NYSE ARCA Gold Miners Index	44.56%	7.68%	8.86%
S&P 500 Index	38.02%	15.27%	13.00%
[1]
The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$268,395,202
Total number of portfolio holdings	82
Total advisory fees paid (net)	$1,810,323
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.3%
Fortuna Silver Mines, Inc.	6.7%
Pan American Silver Corp.	6.6%
Wheaton Precious Metals Corp.	5.4%
Barrick Gold Corp.	5.2%
Royal Gold, Inc.	5.2%
Franco-Nevada Corp.	5.0%
Osisko Gold Royalties Ltd.	4.8%
B2Gold Corp.	4.5%
Metalla Royalty & Streaming Ltd.	4.2%
Asset Allocation
Sector Allocation
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/gold-fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

EuroPac International Bond Fund
Class A/EPIBX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class A/EPIBX)	$119	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fund (EPBIX) performed in line with expectations over the year, slightly below its benchmark, with a total return of 6.25% excluding sales load, and 1.47% with sales load included. This return is just a bit below the gross yield of the fund before expenses, so the slightly weaker dollar over the year helped to offset those expenses.
The fund has a large percentage of its assets allocated to Emerging Markets, which have suffered over most of the year as China’s weak economy has been a drag on many markets, and inflation continues to be an issue for certain economies such as Brazil.
From an allocation perspective, Asian bonds have been a key focus, particularly India and Indonesia – the two combined represent over 25% of the assets of the fund. These currencies are relatively stable, +/- 1%, are not overly indebted economies, and the fund holds bonds that yield 6% - 8%. About 65% of the fund is allocated to Emerging Markets due to the significantly higher yields offered because of their economies growing at a faster clip, which is often supportive of the currencies, hence the positive carry of holding the bonds.
The fund also holds some high yielding Corporate bonds in Scandinavian currencies, namely Hawk Infinity Software, Gaming Innovation Group, and Lime Petroleum Group, that performed well, and still have double-digit yields.
The Fund’s positions in high-duration Thailand and Philippines bonds were the most positive contributors to the fund’s performance. Some of the LatAm bonds denominated in Brazilian Real, Mexican Peso, and Chilean Peso were a small drag on performance.
The Fund’s holdings in Euros and Norwegian Krone were strong contributors to positive performance – these are primarily unrated bonds or below investment grade with significantly higher yields than the “safest” German bunds, for example. Conclusively, AsiaPac and Western Europe were the regions that contributed most to the positive performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Bond Fund (Class A/EPIBX)	1.47%	0.01%	-0.75%
EuroPac International Bond Fund (Class A/EPIBX)—excluding sales load	6.25%	0.93%	-0.29%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	6.77%	-5.08%	-1.72%
FTSE Non USD World Government Bond Index	8.36%	-4.41%	-1.45%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$55,163,724
Total number of portfolio holdings	41
Total advisory fees paid (net)	$178,825
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
Philippine Government International Bond, 6.250%, 1/14/2036	5.1%
Inter-American Development Bank, 5.100%, 11/17/2026	4.7%
Brazilian Government International Bond, 10.250%, 1/10/2028	4.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.3%
Kreditanstalt fuer Wiederaufbau, 4.400%, 7/25/2025	4.2%
Export-Import Bank of Korea, 7.250%, 12/7/2024	4.1%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	4.0%
Colombia Government International Bond, 9.850%, 6/28/2027	3.3%
Asian Development Bank, 6.200%, 10/6/2026	2.8%
European Investment Bank, 5.750%, 1/24/2025	2.8%
Asset Allocation
Country Allocation
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-bond-fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

EuroPac International Bond Fund
Class I/EPBIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class I/EPBIX)	$93	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fund (EPBIX) performed in line with expectations over the year, slightly below its benchmark, with a total return of 6.5%. This return is just a bit below the gross yield of the fund before expenses, so the slightly weaker dollar over the year helped to offset those expenses.
The fund has a large percentage of its assets allocated to Emerging Markets, which have suffered over most of the year as China’s weak economy has been a drag on many markets, and inflation continues to be an issue for certain economies such as Brazil.
From an allocation perspective, Asian bonds have been a key focus, particularly India and Indonesia – the two combined represent over 25% of the assets of the fund. These currencies are relatively stable, +/- 1%, are not overly indebted economies, and the fund holds bonds that yield 6% - 8%. About 65% of the fund is allocated to Emerging Markets due to the significantly higher yields offered because of their economies growing at a faster clip, which is often supportive of the currencies, hence the positive carry of holding the bonds.
The fund also holds some high yielding Corporate bonds in Scandinavian currencies, namely Hawk Infinity Software, Gaming Innovation Group, and Lime Petroleum Group, that performed well, and still have double-digit yields.
The Fund’s positions in high-duration Thailand and Philippines bonds were the most positive contributors to the fund’s performance. Some of the LatAm bonds denominated in Brazilian Real, Mexican Peso, and Chilean Peso were a small drag on performance.
The Fund’s holdings in Euros and Norwegian Krone were strong contributors to positive performance – these are primarily unrated bonds or below investment grade with significantly higher yields than the “safest” German bunds, for example. Conclusively, AsiaPac and Western Europe were the regions that contributed most to the positive performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Bond Fund (Class I/EPBIX)	6.50%	1.17%	-0.04%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	6.77%	-5.08%	-1.72%
FTSE Non USD World Government Bond Index	8.36%	-4.41%	-1.45%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$55,163,724
Total number of portfolio holdings	41
Total advisory fees paid (net)	$178,825
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
Philippine Government International Bond, 6.250%, 1/14/2036	5.1%
Inter-American Development Bank, 5.100%, 11/17/2026	4.7%
Brazilian Government International Bond, 10.250%, 1/10/2028	4.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.3%
Kreditanstalt fuer Wiederaufbau, 4.400%, 7/25/2025	4.2%
Export-Import Bank of Korea, 7.250%, 12/7/2024	4.1%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	4.0%
Colombia Government International Bond, 9.850%, 6/28/2027	3.3%
Asian Development Bank, 6.200%, 10/6/2026	2.8%
European Investment Bank, 5.750%, 1/24/2025	2.8%
Asset Allocation
Country Allocation
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-bond-fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

EuroPac International Dividend Income Fund
Class A/EPDPX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class A/EPDPX)	$165	1.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2024, the EuroPac International Dividend Income Fund returned 19.03% excluding sales load, and 13.63% with sales load included, which compared favorably to the 18.65% return of the S&P International Dividend Opportunities Index.
With regard to industry allocation, the Fund’s overweight allocation to the Materials sectors was a positive contributor with notable outperformance from IAMGold and Agnico Eagle Mines. Conversely, an overweight allocation to the Energy sector was a negative contributor with notable underperformance from BP PLC and Equinor ASA.
With regard to country allocation, the Fund’s overweight allocation to Canada was a positive relative contributor while an underweight allocation to Japan was a negative relative contributor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Dividend Income Fund (Class A/EPDPX)	13.63%	6.66%	2.38%
EuroPac International Dividend Income Fund (Class A/EPDPX) — excluding sales load	19.03%	7.66%	2.85%
S&P International Dividend Opportunities Index	18.65%	2.76%	2.65%
MSCI World Ex-USA Index	23.84%	6.55%	5.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$120,606,730
Total number of portfolio holdings	62
Total advisory fees paid (net)	$1,002,986
Portfolio turnover rate as of the end of the reporting period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Vodafone Group PLC	4.6%
British American Tobacco PLC - ADR	4.4%
Agnico Eagle Mines Ltd.	3.2%
Barrick Gold Corp.	3.1%
Pan American Silver Corp.	2.9%
Engie S.A.	2.9%
Roche Holding A.G.	2.6%
Enel S.p.A.	2.5%
Singapore Telecommunications Ltd.	2.3%
IAMGOLD Corp.	2.3%
Asset Allocation
Country Allocation
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-dividend-fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

EuroPac International Dividend Income Fund
Class I/EPDIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class I/EPDIX)	$138	1.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2024, the EuroPac International Dividend Income Fund returned 19.28%, which compared favorably to the 18.65% return of the S&P International Dividend Opportunities Index.
With regard to industry allocation, the Fund’s overweight allocation to the Materials sectors was a positive contributor with notable outperformance from IAMGold and Agnico Eagle Mines. Conversely, an overweight allocation to the Energy sector was a negative contributor with notable underperformance from BP PLC and Equinor ASA.
With regard to country allocation, the Fund’s overweight allocation to Canada was a positive relative contributor while an underweight allocation to Japan was a negative relative contributor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Dividend Income Fund (Class I/EPDIX)	19.28%	7.97%	3.13%
S&P International Dividend Opportunities Index	18.65%	2.76%	2.65%
MSCI World Ex-USA Index	23.84%	6.55%	5.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$120,606,730
Total number of portfolio holdings	62
Total advisory fees paid (net)	$1,002,986
Portfolio turnover rate as of the end of the reporting period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Vodafone Group PLC	4.6%
British American Tobacco PLC - ADR	4.4%
Agnico Eagle Mines Ltd.	3.2%
Barrick Gold Corp.	3.1%
Pan American Silver Corp.	2.9%
Engie S.A.	2.9%
Roche Holding A.G.	2.6%
Enel S.p.A.	2.5%
Singapore Telecommunications Ltd.	2.3%
IAMGOLD Corp.	2.3%
Asset Allocation
Country Allocation
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-dividend-fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

EuroPac International Value Fund
Class A/EPIVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class A/EPIVX)	$190	1.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From an allocation perspective, the primary factors driving the fund’s performance were its overweight position in gold mining shares and underweight position in Information Technology. Gold mining shares (20% allocation) had a strong performance for the year and contributed positively to the fund performance. Conversely, 0% exposure to the Information Technology sector contributed negatively to performance. The fund benefited from strong stock selection in Japan, with positions in Monotaro, Chugai Pharmaceutical and Baycurrent Consulting positively contributing to performance. The fund’s positions in Bayer and Vodaphone were a negative contributor. The Funds holding in Adidas was a positive contributor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Value Fund (Class A/EPIVX)	16.56%	9.35%	3.35%
EuroPac International Value Fund (Class A/EPIVX)—excluding sales load	22.02%	10.35%	3.83%
MSCI All Country World Ex-USA Value Index	23.56%	6.05%	3.95%
MSCI World Ex-USA Value Index	23.93%	6.83%	4.45%
MSCI World Ex-USA Index	23.84%	6.55%	5.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$143,261,383
Total number of portfolio holdings	46
Total advisory fees paid (net)	$1,507,720
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	4.9%
Barrick Gold Corp.	4.5%
Agnico Eagle Mines Ltd.	3.3%
Bank of Nova Scotia	3.1%
Franco-Nevada Corp.	2.8%
Newmont Corp.	2.7%
Sonic Healthcare Ltd.	2.5%
Newmont Corp. - CDI	2.4%
Shell PLC	2.3%
IAMGOLD Corp.	2.3%
Asset Allocation
Country Allocation
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-value-fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

EuroPac International Value Fund
Class I/EPVIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class I/EPVIX)	$162	1.46%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From an allocation perspective, the primary factors driving the fund’s performance were its overweight position in gold mining shares and underweight position in Information Technology. Gold mining shares (20% allocation) had a strong performance for the year and contributed positively to the fund performance. Conversely, 0% exposure to the Information Technology sector contributed negatively to performance. The fund benefited from strong stock selection in Japan, with positions in Monotaro, Chugai Pharmaceutical and Baycurrent Consulting positively contributing to performance. The fund’s positions in Bayer and Vodaphone were a negative contributor. The Funds holding in Adidas was a positive contributor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Value Fund (Class I/EPVIX)	22.38%	10.65%	4.10%
MSCI All Country World Ex-USA Value Index	23.56%	6.05%	3.95%
MSCI World Ex-USA Value Index	23.93%	6.83%	4.45%
MSCI World Ex-USA Index	23.84%	6.55%	5.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$143,261,383
Total number of portfolio holdings	46
Total advisory fees paid (net)	$1,507,720
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	4.9%
Barrick Gold Corp.	4.5%
Agnico Eagle Mines Ltd.	3.3%
Bank of Nova Scotia	3.1%
Franco-Nevada Corp.	2.8%
Newmont Corp.	2.7%
Sonic Healthcare Ltd.	2.5%
Newmont Corp. - CDI	2.4%
Shell PLC	2.3%
IAMGOLD Corp.	2.3%
Asset Allocation
Country Allocation
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-value-fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (888) 558-5851.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Euro Pacific Funds	FYE 10/31/2024	FYE 10/31/2023
(a)	Audit Fees	$86,000	$77,625
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$14,000	$14,000
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Euro Pacific Funds	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Euro Pacific Funds	FYE 10/31/2024	FYE 10/31/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Fund

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

Class I (EPGIX)

Annual Financials and Other Information

October 31, 2024

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
EuroPac International Value Fund	1
EuroPac International Bond Fund	4
EuroPac International Dividend Income Fund	8
EP Emerging Markets Fund	11
EuroPac Gold Fund	14
Statements of Assets and Liabilities	18
Statements of Operations	22
Statements of Changes in Net Assets	25
Financial Highlights	30
Notes to Financial Statements	40
Report of Independent Registered Public Accounting Firm	58
Supplemental Information	59

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

https://europac.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS — 83.3%
	AUSTRALIA — 2.5%
200,000	Sonic Healthcare Ltd.	$3,524,120

	BRAZIL — 1.1%
750,656	Ambev S.A. - ADR	1,636,430

	CANADA — 20.5%
55,000	Agnico Eagle Mines Ltd.	4,745,950
85,000	Bank of Nova Scotia	4,376,365
335,000	Barrick Gold Corp.	6,472,200
30,000	Franco-Nevada Corp.	3,979,800
600,000	IAMGOLD Corp. *	3,324,000
300,000	Kinross Gold Corp.	3,024,000
30,000	Nutrien Ltd.	1,430,400
84,694	Pan American Silver Corp.	1,982,686
		29,335,401
	CHINA — 1.8%
50,000	Tencent Holdings Ltd.	2,607,106

	DENMARK — 4.7%
20,000	Novo Nordisk A/S - ADR	2,239,000
30,000	Novonesis (Novozymes) B	1,885,239
35,000	Royal Unibrew A/S	2,633,098
		6,757,337
	FRANCE — 3.7%
25,000	Pluxee N.V. *	526,199
35,000	Societe BIC S.A.	2,554,661
25,000	Sodexo S.A.	2,170,130
		5,250,990
	GERMANY — 2.2%
20,000	BASF S.E.	972,283
35,000	Carl Zeiss Meditec A.G.	2,203,390
		3,175,673
	JAPAN — 11.0%
85,000	BayCurrent Consulting, Inc.	2,762,421
50,000	Chugai Pharmaceutical Co., Ltd.	2,379,074
200,000	MonotaRO Co., Ltd.	3,017,270
200,000	Ono Pharmaceutical Co., Ltd.	2,498,039
150,000	Shoei Co., Ltd.	2,301,883

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
130,000	Yakult Honsha Co., Ltd.	$2,825,043
		15,783,730
	MEXICO — 1.5%
1,500,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	2,153,727

	NETHERLANDS — 2.9%
22,000	Aalberts N.V.	793,903
100,000	Shell PLC	3,365,789
		4,159,692
	NORWAY — 1.7%
105,000	Equinor A.S.A.	2,495,031

	SINGAPORE — 2.4%
165,000	Singapore Exchange Ltd.	1,413,889
842,700	Singapore Telecommunications Ltd.	1,988,147
		3,402,036
	SPAIN — 1.3%
382,689	Telefonica S.A.	1,795,887

	SWITZERLAND — 7.0%
1,500	Barry Callebaut A.G.	2,626,216
20,000	Novartis A.G. - ADR	2,168,000
10,000	Roche Holding A.G.	3,098,856
6,000	Sonova Holding A.G.	2,195,498
		10,088,570
	UNITED KINGDOM — 12.5%
85,000	BP PLC - ADR	2,495,600
200,000	British American Tobacco PLC - ADR	6,996,000
125,000	Burberry Group PLC	1,270,648
55,760	GSK PLC	2,049,737
40,000	Reckitt Benckiser Group PLC	2,426,636
45,000	Unilever PLC - ADR	2,740,950
		17,979,571
	UNITED STATES — 6.5%
85,000	Newmont Corp.	3,862,400
73,200	Newmont Corp. - CDI	3,392,000

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
15,000	Philip Morris International, Inc.	$1,990,500
		9,244,900
	TOTAL COMMON STOCKS
	(Cost $99,183,677)	119,390,201
	SHORT-TERM INVESTMENTS — 16.2%
23,223,031	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.635% [1]	23,223,031
	Total Short-Term Investments
	(Cost $23,223,031)	23,223,031

	TOTAL INVESTMENTS — 99.5%
	(Cost $122,406,708)	142,613,232
	Other Assets in Excess of Liabilities — 0.5%	648,151
	TOTAL NET ASSETS — 100.0%	$143,261,383

ADR – American Depository Receipt

CDI – CHESS Depositary Interest

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
118	Hycroft Mining Holding Corp. *	$282
	TOTAL COMMON STOCKS
	(Cost $1,559,793)	282

Principal Amount[1]
	FIXED INCOME SECURITIES — 86.3%
	ARGENTINA — 1.7%
	Argentina Treasury Bond BONCER
48,000,000	2.000%, 11/9/2026	955,637

	AUSTRALIA — 1.8%
	Newcrest Finance Pty Ltd.
1,000,000	5.750%, 11/15/2041[2]	1,023,444

	BRAZIL — 4.3%
	Brazilian Government International Bond
13,500,000	10.250%, 1/10/2028	2,372,758

	CANADA — 1.9%
	Pembina Pipeline Corp.
1,500,000	3.310%, 2/1/2030[3]	1,034,243

	CHILE — 4.3%
	Bonos de la Tesoreria de la Republica en pesos
2,200,000,000	6.000%, 4/1/2033[2]	2,355,466

	COLOMBIA — 3.3%
	Colombia Government International Bond
8,150,000,000	9.850%, 6/28/2027	1,805,164

	DOMINICAN REPUBLIC — 1.1%
	Dominican Republic International Bond
37,000,000	9.750%, 6/5/2026	622,437

	FRANCE — 2.4%
	TotalEnergies S.E.
1,200,000	3.369% [3,4,5]	1,300,968

	GERMANY — 4.2%
	Kreditanstalt fuer Wiederaufbau
48,700,000	4.400%, 7/25/2025	2,329,286

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	LUXEMBOURG — 4.4%
	European Investment Bank
24,500,000,000	5.750%, 1/24/2025	$1,556,057
75,000,000	6.950%, 3/1/2029[2]	888,783
		2,444,840
	MALTA — 3.2%
	Gaming Innovation Group PLC
9,000,000	10.517% (Stockholm Interbank Offered Rates 3 Month + 725 basis points), 12/18/2026[3,6]	874,270
	Samara Asset Group PLC
800,000	12.200% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 750 basis points), 11/5/2029[2,3,6]	870,228
		1,744,498
	MEXICO — 3.1%
	America Movil S.A.B. de C.V.
17,850,000	9.500%, 1/27/2031[3]	849,368
	Mexican Bonos
20,000,000	7.750%, 11/23/2034	856,368
		1,705,736
	NORWAY — 7.3%
	Aker A.S.A.
4,000,000	6.650% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 190 basis points), 11/22/2024[3,6]	363,901
5,000,000	6.275%, 9/27/2027	465,194
	City of Oslo Norway
5,000,000	1.320%, 2/16/2028	411,492
	DNB Bank A.S.A.
10,000,000	7.040% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 230 basis points), 5/28/2030[3,6]	915,352
	Hawk Infinity Software A.S.
10,300,000	11.230% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 650 basis points), 10/3/2028[3,6]	973,801
	NFH 240448 A.S.
10,000,000	13.940% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/19/2027[2,3,6]	912,272
		4,042,012
	PERU — 2.7%
	Peruvian Government International Bond
5,400,000	5.940%, 2/12/2029	1,467,677

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	PHILIPPINES — 10.0%
	Asian Development Bank
132,000,000	6.200%, 10/6/2026	$1,556,598
100,000,000	6.150%, 2/25/2030	1,150,959
	Philippine Government International Bond
165,000,000	6.250%, 1/14/2036	2,795,195
		5,502,752
	SINGAPORE — 4.1%
	Housing & Development Board
1,000,000	2.320%, 1/24/2028	745,824
	Singapore Government Bond
2,000,000	2.125%, 6/1/2026	1,501,842
		2,247,666
	SOUTH KOREA — 4.7%
	Export-Import Bank of Korea
35,500,000,000	7.250%, 12/7/2024	2,261,026
20,000,000	3.700%, 3/23/2026	337,749
		2,598,775
	THAILAND — 2.7%
	Thailand Government Bond
47,000,000	3.390%, 6/17/2037	1,511,158

	UNITED KINGDOM — 8.0%
	BP Capital Markets PLC
1,000,000	3.250% [3,4,5]	1,080,066
	European Bank for Reconstruction & Development
190,000,000	6.300%, 10/26/2027	2,223,186
	Vodafone Group PLC
1,000,000	4.200%, 10/3/2078[3,5]	1,102,312
		4,405,564
	UNITED STATES — 11.1%
	Inter-American Development Bank
41,500,000,000	5.100%, 11/17/2026	2,576,831
	International Bank for Reconstruction & Development
75,000,000	6.000%, 1/16/2025	891,327
22,000,000	3.700%, 1/25/2026	373,690
2,000,000	9.750%, 1/21/2027	335,384
18,500,000,000	6.500%, 12/8/2027	1,185,721

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES (Continued)
	International Finance Corp.
8,000,000	0.000%, 5/20/2030	$765,140
		6,128,093
	TOTAL FIXED INCOME SECURITIES
	(Cost $50,857,670)	47,598,174

Number of Shares
	SHORT-TERM INVESTMENTS — 11.3%
6,233,915	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.635% [7]	6,233,915
	Total Short-Term Investments
	(Cost $6,233,915)	6,233,915

	TOTAL INVESTMENTS — 97.6%
	(Cost $58,651,378)	53,832,371

	Other Assets in Excess of Liabilities — 2.4%	1,331,353
	TOTAL NET ASSETS — 100.0%	$55,163,724

PLC – Public Limited Company

*	Non-income producing security.
[1]	Local currency.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,050,193, which represents 10.97% of Net Assets.
[3]	Callable.
[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security.
[6]	Floating rate security.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS — 95.2%
	AUSTRALIA — 5.1%
470,000	Evolution Mining Ltd.	$1,611,455
180,000	Northern Star Resources Ltd.	2,088,829
50,000	Sonic Healthcare Ltd.	881,030
630,000	Telstra Group Ltd.	1,577,177
		6,158,491
	BRAZIL — 3.9%
700,000	Ambev S.A. - ADR	1,526,000
250,000	B3 S.A. - Brasil Bolsa Balcao	459,271
550,000	Banco Bradesco S.A. - ADR	1,358,500
150,000	Itau Unibanco Holding S.A. - ADR	907,500
40,000	Vale S.A. - ADR	428,000
		4,679,271
	CANADA — 19.6%
45,000	Agnico Eagle Mines Ltd.	3,883,050
350,000	Algonquin Power & Utilities Corp.	1,691,683
22,000	Bank of Nova Scotia	1,132,706
191,000	Barrick Gold Corp.	3,690,120
10,000	BCE, Inc.	322,393
60,000	Canadian Utilities Ltd. - Class A	1,536,197
500,000	Equinox Gold Corp. *	2,770,000
500,000	IAMGOLD Corp. *	2,770,000
15,000	Nutrien Ltd.	715,200
150,000	Pan American Silver Corp.	3,511,500
50,000	Power Corp. of Canada	1,580,365
		23,603,214
	CHINA — 1.7%
170,000	Alibaba Group Holding Ltd.	2,079,493

	FINLAND — 2.0%
160,000	Fortum Oyj	2,362,424

	FRANCE — 7.7%
206,000	Engie S.A.	3,452,971
15,000	Sanofi	1,585,247
40,000	TotalEnergies S.E. - ADR	2,502,400
55,000	Veolia Environnement S.A.	1,746,287
		9,286,905
	GERMANY — 5.2%
19,000	BASF S.E.	923,669

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
75,000	Bayer A.G.	$2,021,084
130,000	E.ON S.E.	1,754,413
7,000	SAP S.E.	1,634,447
		6,333,613
	ITALY — 3.6%
400,000	Enel S.p.A.	3,033,743
85,000	Eni S.p.A.	1,294,861
		4,328,604
	NEW ZEALAND — 1.2%
2,600,000	Kiwi Property Group Ltd.	1,452,370

	NORWAY — 5.2%
42,794	Aker BP A.S.A.	915,692
100,000	Austevoll Seafood A.S.A.	867,257
55,000	Equinor A.S.A. - ADR	1,291,400
150,000	Norsk Hydro A.S.A.	931,103
180,000	Telenor A.S.A.	2,210,687
		6,216,139
	SINGAPORE — 4.9%
55,000	DBS Group Holdings Ltd.	1,594,713
1,200,000	Singapore Telecommunications Ltd.	2,831,109
4,000,000	Starhill Global REIT - REIT	1,544,869
		5,970,691
	SOUTH KOREA — 0.9%
50,000	SK Telecom Co., Ltd. - ADR	1,138,000

	SPAIN — 7.1%
200,000	Banco Bilbao Vizcaya Argentaria S.A.	1,990,993
55,000	Endesa S.A.	1,186,996
112,373	Iberdrola S.A.	1,669,301
85,000	Repsol S.A.	1,064,095
578,064	Telefonica S.A.	2,712,744
		8,624,129
	SWITZERLAND — 4.5%
20,000	Novartis A.G. - ADR	2,168,000
10,000	Roche Holding A.G.	3,098,856
4,000	Sandoz Group A.G. - ADR	182,440
		5,449,296

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 18.1%
75,000	BP PLC - ADR	$2,202,000
150,000	British American Tobacco PLC - ADR	5,247,000
55,000	GSK PLC	2,021,800
520,000	John Wood Group PLC *	848,227
18,000	Reckitt Benckiser Group PLC	1,091,986
35,000	Shell PLC - ADR	2,364,250
40,000	Unilever PLC - ADR	2,436,400
6,000,000	Vodafone Group PLC	5,579,884
		21,791,547
	UNITED STATES — 4.5%
40,000	Newmont Corp.	1,817,600
34,000	Newmont Corp. - CDI	1,575,519
15,000	Philip Morris International, Inc.	1,990,500
		5,383,619
	TOTAL COMMON STOCKS
	(Cost $111,063,917)	114,857,806
	SHORT-TERM INVESTMENTS — 4.3%
5,145,332	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.635% [1]	5,145,332
	Total Short-Term Investments
	(Cost $5,145,332)	5,145,332

	TOTAL INVESTMENTS — 99.5%
	(Cost $116,209,249)	120,003,138
	Other Assets in Excess of Liabilities — 0.5%	603,592
	TOTAL NET ASSETS — 100.0%	$120,606,730

ADR – American Depository Receipt

CDI – CHESS Depositary Interest

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS — 87.4%
	BRAZIL — 3.9%
750,000	Ambev S.A.	$1,639,883
1,000,000	B3 S.A. - Brasil Bolsa Balcao	1,837,084
		3,476,967
	CHINA — 29.7%
200,000	Alibaba Group Holding Ltd.	2,446,462
300,000	Anhui Conch Cement Co., Ltd. - Class H	871,451
150,000	ANTA Sports Products Ltd.	1,600,978
2,700,000	China Forestry Holdings Co., Ltd. *,1	—
700,000	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,474,115
1,750,000	CSPC Pharmaceutical Group Ltd.	1,295,578
125,000	ENN Energy Holdings Ltd.	880,661
499,904	Hangzhou Robam Appliances Co., Ltd. - Class A	1,708,583
125,000	Jiangsu Yanghe Distillery Co., Ltd. - Class A	1,413,333
150,000	Luzhou Laojiao Co., Ltd. - Class A	2,859,990
100,000	Midea Group Co., Ltd. - Class A	1,002,428
10,000	NetEase, Inc. - ADR	805,100
190,000	Shandong WIT Dyne Health Co., Ltd. - Class A	764,238
35,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	1,311,296
40,000	Tencent Holdings Ltd.	2,085,685
110,000	Wuliangye Yibin Co., Ltd. - Class A	2,271,192
28,500	Yum China Holdings, Inc.	1,257,135
120,000	Zhejiang Cfmoto Power Co., Ltd. - Class A	2,662,822
		26,711,047
	HONG KONG — 3.9%
3,250,000	China Overseas Property Holdings Ltd.	2,498,756
25,000	Hong Kong Exchanges & Clearing Ltd.	1,001,009
		3,499,765
	HUNGARY — 1.6%
50,000	Richter Gedeon Nyrt	1,444,293

	INDIA — 6.4%
20,000	AIA Engineering Ltd.	907,137
400,000	Castrol India Ltd.	995,938
50,000	GMM Pfaudler Ltd.	829,154
150,000	Indraprastha Gas Ltd.	747,951
55,000	Infosys Ltd. - ADR	1,150,050
32,060	Mphasis Ltd.	1,092,794
		5,723,024

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 10.5%
35,000,000	Aspirasi Hidup Indonesia Tbk P.T.	$2,004,904
5,500,000	Astra International Tbk P.T.	1,785,561
3,500,000	Indofood Sukses Makmur Tbk P.T.	1,694,807
9,000,000	Telkom Indonesia Persero Tbk P.T.	1,608,685
11,000,000	Unilever Indonesia Tbk P.T.	1,376,747
550,000	United Tractors Tbk P.T.	960,037
		9,430,741
	MEXICO — 7.3%
170,000	Arca Continental S.A.B. de C.V.	1,455,444
1,000,000	Bolsa Mexicana de Valores S.A.B. de C.V.	1,635,223
40,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	1,069,832
1,200,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,722,982
250,000	Wal-Mart de Mexico S.A.B. de C.V.	687,423
		6,570,904
	PHILIPPINES — 0.7%
3,200,000	DMCI Holdings, Inc.	615,390

	SOUTH AFRICA — 4.2%
250,000	JSE Ltd.	1,777,651
100,000	Mr Price Group Ltd.	1,458,683
90,000	Vodacom Group Ltd.	563,463
		3,799,797
	SOUTH KOREA — 8.4%
25,000	BGF Retail Co., Ltd.	2,091,755
12,500	GOLFZON Co., Ltd.	583,926
18,000	Hyundai Glovis Co., Ltd.	1,583,681
5,000	NCSoft Corp.	784,960
9,000	Orion Corp.	648,639
25,000	S-1 Corp.	1,169,330
16,000	Samsung Electronics Co., Ltd.	679,376
		7,541,667
	TAIWAN — 6.6%
9,000	ASPEED Technology, Inc.	1,141,264
400,000	Formosa Plastics Corp.	586,601
50,500	Poya International Co., Ltd.	784,899
75,000	Realtek Semiconductor Corp. *	1,100,435
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,351,962
		5,965,161

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 0.7%
1,500,000	Thai Beverage PCL	$600,000

	UNITED KINGDOM — 2.9%
75,000	British American Tobacco PLC	2,594,850

	URUGUAY — 0.6%
250	MercadoLibre, Inc. *	509,295
	TOTAL COMMON STOCKS
	(Cost $74,617,387)	78,482,901
	SHORT-TERM INVESTMENTS — 12.9%
11,632,335	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.635% [2]	11,632,335
	Total Short-Term Investments
	(Cost $11,632,335)	11,632,335

	TOTAL INVESTMENTS — 100.3%
	(Cost $86,249,722)	90,115,236
	Liabilities in Excess of Other Assets — (0.3)%	(275,116)
	TOTAL NET ASSETS — 100.0%	$89,840,120

ADR – American Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS — 99.6%
	DIVERSIFIED EXPLORATION AND MINING — 3.4%
295,000	Canter Resources Corp.*,1	$16,741
880,000	Carbon Neutral[1,2,3]	2,923,011
1,270,333	Fuerte Metals Corp.*,1	875,840
8,222,220	Nuvau Minerals Corp.[1,2,3]	5,314,563
		9,130,155
	GOLD EXPLORATION — 10.7%
5,541,942	Alpha Exploration Ltd.*,1,4	2,945,301
1,071,000	Alpha Exploration Ltd.*,1,2,4	569,190
3,822,500	Angus Gold, Inc.*,1,4	1,372,630
10,609,228	Aurion Resources Ltd.*,1,4	5,104,986
414,909	Dakota Gold Corp.*	908,651
7,964,000	Dryden Gold Corp.*,1,4	915,139
14,241,370	Heliostar Metals Ltd.*,1,4	5,829,920
1,900,000	Heliostar Metals Ltd.*,1,2,4	777,794
164,100	Irving Resources, Inc.*,1	37,124
140,300	Ivanhoe Electric, Inc.*	1,424,045
1,786,500	Meridian Mining UK Societas*,1	551,706
10,200,000	Mogotes Metals, Inc.*,1	1,098,822
8,372,500	Newcore Gold Ltd.*,1	2,164,680
4,000,000	Radius Gold, Inc.*,1,4	287,274
3,324,000	Revival Gold, Inc.*,1,4	811,663
6,287,500	Revival Gold, Inc.*,1,2,4	1,535,299
12,233,333	Scorpio Gold Corp*,1,2,4	1,230,010
73,500	Scorpio Gold Corp.*,1,4	7,390
1,281,100	Western Exploration, Inc.*,1,4	1,140,882
		28,712,506
	GOLD MINING — 27.3%
226,440	Agnico Eagle Mines Ltd.	19,539,508
123,000	AngloGold Ashanti Ltd. - ADR	3,419,400
3,689,229	B2Gold Corp.	12,248,240
901,000	B2Gold Corp.[1]	2,976,587
717,792	Barrick Gold Corp.	13,867,741
1,443,099	Equinox Gold Corp.*,1	7,980,366
480,000	Equinox Gold Corp.*	2,659,200
8,491,229	i-80 Gold Corp.*,1	8,903,472
100,000	IAMGOLD Corp.*,1	555,157
25,000	Newmont Corp.	1,136,000
5,000	Polyus PJSC - GDR*,1,2,3	—
		73,285,671

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS DEVELOPMENTAL — 1.6%
309,800	Artemis Gold, Inc.*,1	$3,119,360
1,222,900	Western Copper & Gold Corp.*,1	1,299,836
		4,419,196
	PRECIOUS METALS EXPLORATION — 5.2%
3,556,520	Aztec Minerals Corp.*,1	574,703
3,480,000	G2 Goldfields, Inc.*,1	5,248,492
3,862,300	Kenorland Minerals Ltd.*,1,4	3,245,397
96,500	Mayfair Gold Corp.*,1	158,708
5,894,400	Midland Exploration, Inc.*,1,4	1,354,645
8,829,204	Mundoro Capital, Inc.*,1,4	1,204,790
1,820,000	Probe Gold, Inc.*,1	2,130,566
		13,917,301
	ROYALTY COMPANIES — 38.1%
7,827,300	Elemental Altus Royalties Corp.*,1	7,139,235
1,919,546	EMX Royalty Corp.*,1	3,501,614
100,366	Franco-Nevada Corp.	13,314,554
2,049,400	Lara Exploration Ltd.*,1	2,134,178
3,150,714	Metalla Royalty & Streaming Ltd.*,1	11,223,457
716,867	Metalla Royalty & Streaming Ltd.*	2,566,384
8,715,619	Orogen Royalties, Inc.*,1	9,201,350
635,889	Osisko Gold Royalties Ltd.	12,800,446
323,120	Osisko Gold Royalties Ltd.[1]	6,502,314
94,800	Royal Gold, Inc.	13,846,488
200,000	Silver Crown Royalties, Inc.*,1,2,4	1,136,168
151,537	Triple Flag Precious Metals Corp.	2,598,859
220,200	Wheaton Precious Metals Corp.	14,535,402
25,000	Wheaton Precious Metals Corp.[1]	1,650,926
		102,151,375
	SILVER: EXPLORATION AND MINING — 13.3%
3,624,980	Fortuna Silver Mines, Inc.*	18,016,151
753,761	Pan American Silver Corp.	17,645,545
		35,661,696
	TOTAL COMMON STOCKS
	(Cost $202,343,351)	267,277,900
	WARRANTS — 0.0%
	DIVERSIFIED EXPLORATION AND MINING — 0.0%
150,000	Canter Resources Corp., Strike Price: 0.70 CAD, Expiration Date: January 19, 2026*,1,2,3	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Number of Shares		Value
WARRANTS (Continued)
DIVERSIFIED EXPLORATION AND MINING (Continued)
2,000,000	Nuvau Minerals Corp., Strike Price: 0.75 CAD, Expiration Date: March 15, 2025*,1,2,3	$—
1,000,000	Nuvau Minerals Corp., Strike Price: 1.00 CAD, Expiration Date: November 13, 2026*,1,2,3	—
1,111,110	Nuvau Minerals Corp., Strike Price: 1.35 CAD, Expiration Date: September 10, 2026*,1,2	—
—
GOLD EXPLORATION — 0.0%
550,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: December 11, 2025*,1,2	—
1,428,571	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 20, 2025*,1,2	—
1,600,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: June 20, 2026*,1,2	—
535,500	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 13, 2026*,1,2	—
900,000	Angus Gold, Inc., Strike Price: 0.80 CAD, Expiration Date: July 24, 2026*,1,2	—
7,300,000	Dryden Gold Corp., Strike Price: 0.30 CAD, Expiration Date: January 15, 2026*,1,2	—
1,022,727	Heliostar Metals Ltd., Strike Price: 0.40 CAD, Expiration Date: January 16, 2026*,1,2	124,866
3,518,412	Heliostar Metals Ltd., Strike Price: 0.70 CAD, Expiration Date: January 25, 2025*,1,2	—
5,000,000	Mogotes Metals, Inc., Strike Price: 0.30 CAD, Expiration Date: July 22, 2027*,1,2	—
4,000,000	Radius Gold, Inc., Strike Price: 0.35 CAD, Expiration Date: July 19, 2025*,1,2	—
7,000,000	Scorpio Gold Corp., Strike Price: 0.20 CAD, Expiration Date: February 20, 2026 *,1,2	—
650,000	Western Exploration, Inc., Strike Price: 2.15 CAD, Expiration Date: June 20, 2026*,1,2	—
124,866
GOLD MINING — 0.0%
50,000	I-80 GOLD Corp., Strike Price: 2.15 CAD, Expiration Date: November 27, 2026*,1,2	—

PRECIOUS METALS EXPLORATION — 0.0%
2,343,750	Revival Gold, Inc., Strike Price: 0.45 CAD, Expiration Date: September 17, 2027*,1,2	—
750,000	Revival Gold, Inc., Strike Price: 0.72 CAD, Expiration Date: July 18, 2026*,1,2	—
800,000	Revival Gold, Inc., Strike Price: 0.80 CAD, Expiration Date: December 28, 2024*,1,2	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Number of Shares		Value
	WARRANTS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
6,750,000	Thomson Resources Ltd., Strike Price: 0.115 AUD, Expiration Date: November 8, 2024[1,2,3]	$—
		—
	ROYALTY COMPANIES — 0.0%
200,000	Silver Crown Royalties, Inc., Strike Price: 16.00 CAD, Expiration Date: August 13, 2027*,1,2,3	—
	TOTAL WARRANTS
	(Cost $—)	124,866
	SHORT-TERM INVESTMENTS — 0.2%
419,623	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.64%[5]	419,623
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $419,623)	419,623

	TOTAL INVESTMENTS — 99.8%
	(Cost $202,762,974)	267,822,389
	Other Assets in Excess of Liabilities — 0.2%	572,813
	TOTAL NET ASSETS — 100.0%	$268,395,202

ADR – American Depository Receipt

AUD – Australian Dollar

CAD – Canadian Dollar

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

*	Non-income producing security.

[1]	Foreign security denominated in U.S. dollars.
[2]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of these restricted securities amounted to $13,610,901 or 5.07% of net assets.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, representing 3.07% of Net Assets. The total value of these securities is $8,237,574.
[4]	Affiliated company.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2024

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$122,406,708	$58,651,378	$116,209,249
Investments in affiliated issuers, at cost	-	-	-
Warrants, at cost	-	-	-
Foreign currency, at cost	-	1,342,999	-
Investments in unaffiliated issuers, at value	$142,613,232	$53,832,371	$120,003,138
Investments in affiliated issuers, at value	-	-	-
Warrants, at value	-	-	-
Foreign currency, at value	-	1,328,986	-
Cash held at broker	-	-	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	343	-	2,326
Reclaims receivable	507,880	-	567,390
Dividends and interest	423,335	958,339	234,879
Prepaid expenses	5,906	19,550	21,187
Total assets	143,550,696	56,139,246	120,828,920
Liabilities:
Payables:
Investment securities purchased	-	870,227	-
Fund shares redeemed	25,807	-	21,699
Advisory fees	134,905	12,880	85,772
Shareholder servicing fees (Note 7)	10,877	4,723	7,818
Distribution fees (Note 8)	23,068	7,560	21,083
Fund accounting and administration fees	25,867	17,087	23,394
Transfer agent fees and expenses	12,740	8,947	11,898
Custody fees	6,042	6,482	5,491
Auditing fees	20,000	20,000	20,000
Trustees' deferred compensation (Note 3)	18,473	17,058	18,194
Chief Compliance Officer fees	1,892	1,794	1,267
Trustees' fees and expenses	668	580	772
Deferred non-U.S. taxes	-	-	-
Accrued other expenses	8,974	8,184	4,802
Total liabilities	289,313	975,522	222,190
Commitments and contingencies (Note 3)
Net Assets	$143,261,383	$55,163,724	$120,606,730

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2024

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$123,106,671	$61,248,146	$116,307,898
Total distributable earnings (accumulated deficit)	20,154,712	(6,084,422)	4,298,832
Net Assets	$143,261,383	$55,163,724	$120,606,730

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$110,108,596	$37,943,548	$97,035,913
Shares of beneficial interest issued and outstanding	10,019,913	4,434,708	9,757,610
Redemption price per share	$10.99	$8.56	$9.94
Maximum sales charge (4.50% of offering price)*	0.52	0.40	0.47
Maximum public offering price to public	$11.51	$8.96	$10.41

Class I Shares:
Net assets applicable to shares outstanding	$33,152,787	$17,220,176	$23,570,817
Shares of beneficial interest issued and outstanding	3,007,485	1,972,940	2,366,186
Offering and redemption price per share	$11.02	$8.73	$9.96

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2024

	EP Emerging Markets Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$86,249,722	$175,071,652
Investments in affiliated issuers, at cost	-	27,691,322
Warrants, at cost	-	-
Foreign currency, at cost	27,473	100,704
Investments in unaffiliated issuers, at value	$90,115,236	$239,369,927
Investments in affiliated issuers, at value	-	28,327,596
Warrants, at value	-	124,866
Foreign currency, at value	27,473	100,538
Cash held at broker	-	125,516
Receivables:
Investment securities sold	-	629,486
Fund shares sold	276	88,061
Reclaims receivable	-	-
Dividends and interest	171,703	6,435
Prepaid expenses	10,610	13,458
Total assets	90,325,298	268,785,883
Liabilities:
Payables:
Investment securities purchased	-	23,318
Fund shares redeemed	4,406	20,369
Advisory fees	77,814	181,826
Shareholder servicing fees (Note 7)	8,446	15,425
Distribution fees (Note 8)	15,610	45,171
Fund accounting and administration fees	20,469	28,822
Transfer agent fees and expenses	12,588	18,685
Custody fees	16,161	6,618
Auditing fees	19,963	20,000
Trustees' deferred compensation (Note 3)	19,398	20,594
Chief Compliance Officer fees	1,129	841
Trustees' fees and expenses	1,031	515
Deferred non-U.S. taxes	276,881	-
Accrued other expenses	11,282	8,497
Total liabilities	485,178	390,681
Commitments and contingencies (Note 3)
Net Assets	$89,840,120	$268,395,202

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2024

	EP Emerging Markets Fund	EuroPac Gold Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$94,175,516	$222,207,888
Total distributable earnings (accumulated deficit)	(4,335,396)	46,187,314
Net Assets	$89,840,120	$268,395,202

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$74,354,263	$209,469,026
Shares of beneficial interest issued and outstanding	7,255,266	17,682,991
Redemption price per share	$10.25	$11.85
Maximum sales charge (4.50% of offering price)*	0.48	0.56
Maximum public offering price to public	$10.73	$12.41

Class I Shares:
Net assets applicable to shares outstanding	$15,485,857	$58,926,176
Shares of beneficial interest issued and outstanding	1,464,135	4,919,293
Offering and redemption price per share	$10.58	$11.98

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2024

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $395,333, $0 and $539,464, respectively)	$4,298,780	$-	$5,444,715
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0, $41,223 and $0, respectively)	700,644	3,412,369	312,708
Total investment income	4,999,424	3,412,369	5,757,423

Expenses:
Advisory fees	1,507,720	345,942	1,023,429
Shareholder servicing fees (Note 7)	105,622	38,094	92,778
Distribution fees (Note 8)	272,810	101,974	241,748
Fund accounting and administration fees	189,861	113,427	173,809
Transfer agent fees and expenses	73,368	47,410	72,958
Custody fees	31,962	32,032	41,925
Registration fees	42,280	33,946	36,735
Auditing fees	23,828	23,380	23,799
Shareholder reporting fees	13,478	8,143	12,788
Trustees' fees and expenses	12,256	13,830	16,062
Legal fees	10,909	11,203	11,584
Miscellaneous	9,222	7,460	7,501
Tax reclaim service fees	8,822	-	8,822
Chief Compliance Officer fees	7,214	6,218	7,123
Insurance fees	5,119	4,945	4,996
Excise tax expenses	2,915	-	932
Interest expense	50	240	-
Total expenses	2,317,436	788,244	1,776,989
Advisory fees (waived) recovered	-	(167,117)	(20,443)
Net expenses	2,317,436	621,127	1,756,546
Net investment income (loss)	2,681,988	2,791,242	4,000,877

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,339,883	(1,668,993)	2,595,529
Investments in affiliated issuers	-	-	-
Foreign currency transactions	(66,806)	(41,406)	6,161
Deferred non-US taxes	-	-	-
Net realized gain (loss)	4,273,077	(1,710,399)	2,601,690
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	20,663,901	2,370,696	14,221,431
Investments in affiliated issuers	-	-	-
Warrants	-	-	-
Foreign currency translations	5,909	22,110	9,031
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation/depreciation	20,669,810	2,392,806	14,230,462

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year Ended October 31, 2024

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Net realized and unrealized gain (loss)	24,942,887	682,407	16,832,152

Net Increase (Decrease) in Net Assets from Operations	$27,624,875	$3,473,649	$20,833,029

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year Ended October 31, 2024

	EP Emerging Markets Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $333,354 and $329,066, respectively)	$2,485,324	$2,083,021
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0 and $0, respectively)	560,763	87,068
Total investment income	3,046,087	2,170,089

Expenses:
Advisory fees	934,596	1,810,323
Shareholder servicing fees (Note 7)	54,499	202,176
Distribution fees (Note 8)	181,651	460,544
Fund accounting and administration fees	156,388	251,195
Transfer agent fees and expenses	71,953	108,078
Custody fees	73,200	36,760
Registration fees	30,863	32,636
Auditing fees	23,443	22,783
Shareholder reporting fees	14,195	13,418
Trustees' fees and expenses	14,170	14,850
Legal fees	6,211	11,427
Miscellaneous	7,558	7,733
Tax reclaim service fees	-	-
Chief Compliance Officer fees	2,597	6,416
Insurance fees	5,283	4,227
Excise tax expenses	-	-
Interest expense	1	546
Total expenses	1,576,608	2,983,112
Advisory fees (waived) recovered	(96,909)	-
Net expenses	1,479,699	2,983,112
Net investment income (loss)	1,566,388	(813,023)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments in unaffiliated issuers	(674,224)	16,256,149
Investments in affiliated issuers	-	(804,651)
Foreign currency transactions	(6,816)	(89,620)
Deferred non-US taxes	(129,278)	-
Net realized gain (loss)	(810,318)	15,361,878
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	13,082,647	60,592,926
Investments in affiliated issuers	-	4,806,759
Warrants	-	124,866
Foreign currency translations	(2,530)	(69)
Deferred non-U.S. taxes	(82,461)	-
Net change in unrealized appreciation/depreciation	12,997,656	65,524,482
Net realized and unrealized gain (loss)	12,187,338	80,886,360

Net Increase (Decrease) in Net Assets from Operations	$13,753,726	$80,073,337

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,681,988	$3,248,099
Net realized gain (loss) investments and foreign currency transactions	4,273,077	4,821,731
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	20,669,810	2,618,573
Net increase (decrease) in net assets resulting from operations	27,624,875	10,688,403

Distributions to Shareholders:
Distributions:
Class A	(2,075,382)	(2,524,990)
Class I	(652,997)	(583,833)
Total	(2,728,379)	(3,108,823)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,883,005	12,060,129
Class I	7,468,125	20,535,748
Reinvestment of distributions:
Class A	1,351,044	1,652,705
Class I	638,511	565,294
Cost of shares redeemed:
Class A1	(20,588,869)	(16,963,146)
Class I2	(7,304,523)	(6,771,222)
Net increase (decrease) in net assets from capital transactions	(13,552,707)	11,079,508

Total increase (decrease) in net assets	11,343,789	18,659,088

Net Assets:
Beginning of period	131,917,594	113,258,506
End of period	$143,261,383	$131,917,594
Capital Share Transactions:
Shares sold:
Class A	475,155	1,247,913
Class I	729,196	2,102,069
Shares reinvested:
Class A	132,450	171,930
Class I	62,219	58,610
Shares redeemed:
Class A	(2,022,235)	(1,764,456)
Class I	(717,842)	(701,349)
Net increase (decrease) in capital share transactions	(1,341,057)	1,114,717

[1]	Net of redemption fees of $0 and $892, respectively.
[2]	Net of redemption fees of $0 and $5,272, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,791,242	$2,041,881
Net realized gain (loss) investments and foreign currency transactions	(1,710,399)	(722,456)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,392,806	1,843,378
Net increase (decrease) in net assets resulting from operations	3,473,649	3,162,803

Distributions to Shareholders:
Distributions:
Class A	(1,103,520)	-
Class I	(450,032)	-
Total	(1,553,552)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	2,151,049	5,803,819
Class I	6,534,727	8,669,085
Reinvestment of distributions:
Class A	688,508	-
Class I	448,214	-
Cost of shares redeemed:
Class A	(7,687,133)	(5,347,033)
Class I	(4,243,682)	(1,366,869)
Net increase (decrease) in net assets from capital transactions	(2,108,317)	7,759,002

Total increase (decrease) in net assets	(188,220)	10,921,805

Net Assets:
Beginning of period	55,351,944	44,430,139
End of period	$55,163,724	$55,351,944
Capital Share Transactions:
Shares sold:
Class A	248,046	698,891
Class I	746,315	1,017,707
Shares reinvested:
Class A	80,774	-
Class I	51,387	-
Shares redeemed:
Class A	(894,587)	(644,514)
Class I	(483,079)	(160,219)
Net increase (decrease) in capital share transactions	(251,144)	911,865

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,000,877	$3,763,660
Net realized gain (loss) investments and foreign currency transactions	2,601,690	1,905,321
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	14,230,462	(327,931)
Net increase (decrease) in net assets resulting from operations	20,833,029	5,341,050

Distributions to Shareholders:
Distributions:
Class A	(3,138,554)	(3,005,745)
Class I	(828,786)	(694,895)
Total	(3,967,340)	(3,700,640)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,398,867	16,092,459
Class I	5,524,800	17,809,554
Reinvestment of distributions:
Class A	2,057,252	1,965,423
Class I	817,245	680,810
Cost of shares redeemed:
Class A1	(16,515,034)	(16,755,225)
Class I2	(8,451,293)	(10,157,527)
Net increase (decrease) in net assets from capital transactions	(12,168,163)	9,635,494

Total increase (decrease) in net assets	4,697,526	11,275,904

Net Assets:
Beginning of period	115,909,204	104,633,300
End of period	$120,606,730	$115,909,204
Capital Share Transactions:
Shares sold:
Class A	469,892	1,730,610
Class I	588,768	1,892,108
Shares reinvested:
Class A	220,615	216,567
Class I	87,419	74,911
Shares redeemed:
Class A	(1,766,941)	(1,823,879)
Class I	(898,542)	(1,099,015)
Net increase (decrease) in capital share transactions	(1,298,789)	991,302

[1]	Net of redemption fees of $0 and $4,564, respectively.
[2]	Net of redemption fees of $0 and $334, respectively.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,566,388	$1,054,229
Net realized gain (loss) investments and foreign currency transactions	(810,318)	(4,630,786)
Net change in unrealized appreciation/depreciation on investments, deferred non-U.S. taxes and foreign currency translations	12,997,656	5,979,913
Net increase (decrease) in net assets resulting from operations	13,753,726	2,403,356

Distributions to Shareholders:
Distributions:
Class A	(891,674)	(325,165)
Class I	(189,331)	(40,506)
Total	(1,081,005)	(365,671)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,473,260	14,378,833
Class I	4,853,994	8,615,480
Reinvestment of distributions:
Class A	575,464	214,774
Class I	189,263	40,161
Cost of shares redeemed:
Class A1	(9,952,980)	(8,501,601)
Class I2	(3,390,855)	(1,692,234)
Net increase (decrease) in net assets from capital transactions	(3,251,854)	13,055,413

Total increase (decrease) in net assets	9,420,867	15,093,098

Net Assets:
Beginning of period	80,419,253	65,326,155
End of period	$89,840,120	$80,419,253
Capital Share Transactions:
Shares sold:
Class A	455,211	1,512,618
Class I	480,031	877,958
Shares reinvested:
Class A	62,824	23,244
Class I	20,049	4,223
Shares redeemed:
Class A	(1,029,629)	(901,299)
Class I	(337,671)	(174,856)
Net increase (decrease) in capital share transactions	(349,185)	1,341,888

[1]	Net of redemption fees of $0 and $2,708, respectively.
[2]	Net of redemption fees of $0 and $203, respectively.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(813,023)	$(325,349)
Net realized gain (loss) investments, affiliated issuers, warrants, purchased options contracts and foreign currency transactions	15,361,878	(642,625)
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, warrants, purchased options contracts and foreign currency translations	65,524,482	8,673,703
Net increase (decrease) in net assets resulting from operations	80,073,337	7,705,729

Capital Transactions:
Net proceeds from shares sold:
Class A	14,780,238	34,568,581
Class I	25,666,328	21,963,951
Cost of shares redeemed:
Class A1	(33,324,552)	(27,524,794)
Class I2	(9,690,080)	(7,846,328)
Net increase (decrease) in net assets from capital transactions	(2,568,066)	21,161,410

Total increase (decrease) in net assets	77,505,271	28,867,139

Net Assets:
Beginning of period	190,889,931	162,022,792
End of period	$268,395,202	$190,889,931
Capital Share Transactions:
Shares sold:
Class A	1,494,801	3,527,407
Class I	2,539,932	2,205,552
Shares redeemed:
Class A	(3,382,834)	(2,949,752)
Class I	(959,662)	(832,953)
Net increase (decrease) in capital share transactions	(307,763)	1,950,254

[1]	Net of redemption fees of $0 and $11,733, respectively.
[2]	Net of redemption fees of $0 and $2,577, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.18	$8.54	$9.31	$7.96	$7.30
Income from Investment Operations:
Net investment income (loss) [1]	0.19	0.23	0.19	0.12	0.09
Net realized and unrealized gain (loss)	1.82	0.63	(0.81)	1.36	0.65
Total from investment operations	2.01	0.86	(0.62)	1.48	0.74

Less Distributions:
From net investment income	(0.20)	(0.22)	(0.15)	(0.13)	(0.08)
Total distributions	(0.20)	(0.22)	(0.15)	(0.13)	(0.08)

Redemption fee proceeds[1,2]	-	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$10.99	$9.18	$8.54	$9.31	$7.96

Total return[4]	22.02%	9.94%	(6.77)%	18.64%	10.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$110,109	$104,915	$100,628	$103,354	$79,591

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.71%[5]	1.70%	1.71%	1.71%	1.81%
After fees waived and expenses absorbed/recovered	1.71%[5]	1.73%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.87%	2.39%	2.08%	1.33%	1.04%
After fees waived and expenses absorbed/recovered	1.87%	2.36%	2.04%	1.29%	1.10%

Portfolio turnover rate	20%	16%	21%	10%	13%

[1]	Calculated based on averages shares outstanding for the period.

[2]	Effective May 15, 2023, redemption fees were removed.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.20	$8.57	$9.33	$7.98	$7.31
Income from Investment Operations:
Net investment income (loss) [1]	0.22	0.25	0.21	0.14	0.11
Net realized and unrealized gain (loss)	1.82	0.62	(0.80)	1.37	0.65
Total from investment operations	2.04	0.87	(0.59)	1.51	0.76

Less Distributions:
From net investment income	(0.22)	(0.24)	(0.17)	(0.16)	(0.10)
Total distributions	(0.22)	(0.24)	(0.17)	(0.16)	(0.10)

Redemption fee proceeds[1,2]	-	- [3]	- [3]	- [3]	0.01
Net asset value, end of period	$11.02	$9.20	$8.57	$9.33	$7.98

Total return[4]	22.38%	10.07%	(6.38)%	18.89%	10.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,153	$27,002	$12,630	$7,016	$1,717

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.46%[5]	1.45%	1.46%	1.46%	1.56%
After fees waived and expenses absorbed/recovered	1.46%[5]	1.48%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.12%	2.64%	2.33%	1.58%	1.29%
After fees waived and expenses absorbed/recovered	2.12%	2.61%	2.29%	1.54%	1.35%

Portfolio turnover rate	20%	16%	21%	10%	13%

[1]	Calculated based on averages shares outstanding for the period.

[2]	Effective May 15, 2023, redemption fees were removed.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.27	$7.71	$8.78	$8.72	$8.48
Income from Investment Operations:
Net investment income (loss) [1]	0.41	0.32	0.25	0.26	0.24
Net realized and unrealized gain (loss)	0.11	0.24	(1.32)	(0.10)	-
Total from investment operations	0.52	0.56	(1.07)	0.16	0.24

Less Distributions:
From net investment income	(0.23)	-	-	(0.10)	-
Total distributions	(0.23)	-	-	(0.10)	-

Redemption fee proceeds[1,2]	-	-	- [3]	- [3]	- [3]
Net asset value, end of period	$8.56	$8.27	$7.71	$8.78	$8.72

Total return[4]	6.25%	7.26%	(12.19)%	1.79%	2.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,944	$41,367	$38,149	$45,159	$44,167

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.44%[5]	1.46%	1.48%	1.45%	1.46%
After fees waived and expenses absorbed	1.15%[5]	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.48%	3.57%	2.63%	2.58%	2.49%
After fees waived and expenses absorbed	4.77%	3.88%	2.96%	2.88%	2.80%

Portfolio turnover rate	28%	23%	27%	20%	16%

[1]	Calculated based on averages shares outstanding for the period.

[2]	Effective May 15, 2023, redemption fees were removed.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.43	$7.84	$8.91	$8.84	$8.58
Income from Investment Operations:
Net investment income (loss) [1]	0.44	0.35	0.27	0.28	0.26
Net realized and unrealized gain (loss)	0.11	0.24	(1.34)	(0.09)	-
Total from investment operations	0.55	0.59	(1.07)	0.19	0.26

Less Distributions:
From net investment income	(0.25)	-	-	(0.12)	-
Total distributions	(0.25)	-	-	(0.12)	-

Redemption fee proceeds[1,2]	-	-	-	- [3]	- [3]
Net asset value, end of period	$8.73	$8.43	$7.84	$8.91	$8.84

Total return[4]	6.50%	7.53%	(12.01)%	2.11%	3.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,220	$13,985	$6,281	$4,219	$4,072

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.19%[5]	1.21%	1.23%	1.20%	1.21%
After fees waived and expenses absorbed	0.90%[5]	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.73%	3.82%	2.88%	2.83%	2.74%
After fees waived and expenses absorbed	5.02%	4.13%	3.21%	3.13%	3.05%

Portfolio turnover rate	28%	23%	27%	20%	16%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.63	$8.42	$9.09	$7.62	$7.81
Income from Investment Operations:
Net investment income (loss) [1]	0.31	0.29	0.32	0.19	0.14
Net realized and unrealized gain (loss)	1.31	0.20	(0.77)	1.47	(0.19)
Total from investment operations	1.62	0.49	(0.45)	1.66	(0.05)

Less Distributions:
From net investment income	(0.31)	(0.28)	(0.22)	(0.19)	(0.14)
Total distributions	(0.31)	(0.28)	(0.22)	(0.19)	(0.14)

Redemption fee proceeds[1,2]	-	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$9.94	$8.63	$8.42	$9.09	$7.62

Total return[4]	19.03%	5.68%	(5.04)%	21.81%	(0.62)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$97,036	$93,527	$90,132	$90,342	$64,846

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.53%[5]	1.49%	1.49%	1.52%	1.65%
After fees waived and expenses absorbed/recovered	1.51%[5]	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.26%[5]	3.13%	3.54%	2.07%	1.68%
After fees waived and expenses absorbed/recovered	3.28%[5]	3.12%	3.53%	2.09%	1.83%

Portfolio turnover rate	4%	8%	24%	6%	18%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Includes tax reclaim service fee expense and excise tax expense. If excluded, the ratios would have been lowered by 0.01% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.65	$8.43	$9.10	$7.63	$7.81
Income from Investment Operations:
Net investment income (loss) [1]	0.33	0.31	0.34	0.21	0.16
Net realized and unrealized gain (loss)	1.31	0.21	(0.77)	1.47	(0.19)
Total from investment operations	1.64	0.52	(0.43)	1.68	(0.03)

Less Distributions:
From net investment income	(0.33)	(0.30)	(0.24)	(0.21)	(0.16)
Total distributions	(0.33)	(0.30)	(0.24)	(0.21)	(0.16)

Redemption fee proceeds[1,2]	-	- [3]	- [3]	-	0.01
Net asset value, end of period	$9.96	$8.65	$8.43	$9.10	$7.63

Total return[4]	19.28%	6.06%	(4.79)%	22.07%	(0.23)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,571	$22,382	$14,502	$4,284	$1,817

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.28%[5]	1.24%	1.24%	1.27%	1.40%
After fees waived and expenses absorbed/recovered	1.26%[5]	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.51%[5]	3.38%	3.79%	2.32%	1.93%
After fees waived and expenses absorbed/recovered	3.53%[5]	3.37%	3.78%	2.34%	2.08%

Portfolio turnover rate	4%	8%	24%	6%	18%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Includes tax reclaim service fee expense and excise tax expense. If excluded, the ratios would have been lowered by 0.01% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.83	$8.43	$15.69	$12.15	$10.97
Income from Investment Operations:
Net investment income (loss) [1]	0.17	0.12	(0.07)	(0.12)	(0.09)
Net realized and unrealized gain (loss)	1.37	0.33	(4.40)	3.74	1.29
Net increase from payments by affiliates (Note 3)	-	-	-	-	- [2,3]
Total from investment operations	1.54	0.45	(4.47)	3.62	1.20

Less Distributions:
From net investment income	(0.12)	(0.05)	-	-	-
From net realized gain	-	-	(2.79)	(0.08)	(0.02)
Total distributions	(0.12)	(0.05)	(2.79)	(0.08)	(0.02)

Redemption fee proceeds[1,4]	-	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$10.25	$8.83	$8.43	$15.69	$12.15

Total return[5]	17.55%	5.26%	(34.57)%	29.87%	10.91%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$74,354	$68,564	$60,155	$104,913	$73,055

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.86%[6]	1.93%	2.01%	1.81%	2.00%
After fees waived and expenses absorbed	1.75%[6]	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.66%	1.08%	(0.91)%	(0.85)%	(1.03)%
After fees waived and expenses absorbed	1.77%	1.26%	(0.65)%	(0.79)%	(0.78)%

Portfolio turnover rate	37%	71%	31%	47%	49%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Effective May 15, 2023, redemption fees were removed.
[5]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.11	$8.70	$16.07	$12.41	$11.18
Income from Investment Operations:
Net investment income (loss) [1]	0.20	0.15	(0.04)	(0.09)	(0.06)
Net realized and unrealized gain (loss)	1.41	0.33	(4.54)	3.83	1.31
Net increase from payments by affiliates (Note 3)	-	-	-	-	- [2,3]
Total from investment operations	1.61	0.48	(4.58)	3.74	1.25

Less Distributions:
From net investment income	(0.14)	(0.07)	-	-	-
From net realized gain	-	-	(2.79)	(0.08)	(0.02)
Total distributions	(0.14)	(0.07)	(2.79)	(0.08)	(0.02)

Redemption fee proceeds[1,4]	-	- [2]	-	-	-
Net asset value, end of period	$10.58	$9.11	$8.70	$16.07	$12.41

Total return[5]	17.86%	5.48%	(34.40)%	30.21%	11.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,486	$11,855	$5,172	$4,448	$1,207

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.61%[6]	1.68%	1.76%	1.56%	1.75%
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.91%	1.33%	(0.66)%	(0.60)%	(0.78)%
After fees waived and expenses absorbed	2.02%	1.51%	(0.40)%	(0.54)%	(0.53)%

Portfolio turnover rate	37%	71%	31%	47%	49%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Effective May 15, 2023, redemption fees were removed.
[5]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2024	2023	2022		2021		2020
Net asset value, beginning of period	$8.32	$7.73	$11.12		$13.51		$9.50
Income from Investment Operations:
Net investment income (loss) [1]	(0.04)	(0.02)	(0.03)		0.19		(0.11)
Net realized and unrealized gain (loss)	3.57	0.61	(3.10)		(1.43)		4.11 [2]
Total from investment operations	3.53	0.59	(3.13)		(1.24)		4.00

Less Distributions:
From net investment income	-	-	(0.26)		(1.15)		-
Total distributions	-	-	(0.26)		(1.15)		-

Redemption fee proceeds[1,3]	-	- [4]	-	[4]	-	[4]	0.01
Net asset value, end of period	$11.85	$8.32	$7.73		$11.12		$13.51

Total return[5]	42.43%	7.63%	(28.63)%		(10.56)%		42.21%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$209,469	$162,861	$146,737		$203,354		$233,630

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.37%[6]	1.39%[6]	1.40	%6	1.40	%6	1.39%[6]
After fees waived and expenses absorbed/recovered	1.37%[6]	1.39%[6]	1.40	%6	1.40	%6	1.46%[6]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.41)%	(0.19)%	(0.30)%		1.54%		(0.84)%
After fees waived and expenses absorbed/recovered	(0.41)%	(0.19)%	(0.30)%		1.54%		(0.91)%

Portfolio turnover rate	26%	19%	13%		10%		9%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Affiliate reimbursed the fund $547 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Effective May 15, 2023, redemption fees were removed.
[4]	Amount represents less than $0.01 per share.
[5]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.00% and 0.01%, respectively.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.39	$7.77	$11.19	$13.59	$9.52
Income from Investment Operations:
Net investment income (loss) [1]	(0.02)	0.01 [2]	- [3]	0.22	(0.08)
Net realized and unrealized gain (loss)	3.61	0.61	(3.13)	(1.45)	4.15 [4]
Total from investment operations	3.59	0.62	(3.13)	(1.23)	4.07

Less Distributions:
From net investment income	-	-	(0.29)	(1.17)	-
Total distributions	-	-	(0.29)	(1.17)	-

Redemption fee proceeds[1,5]	-	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$11.98	$8.39	$7.77	$11.19	$13.59

Total return[6]	42.79%	7.98%	(28.51)%	(10.39)%	42.75%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,926	$28,029	$15,286	$16,590	$26,228

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.12%[7]	1.14%[7]	1.15%[7]	1.15%[7]	1.14%[7]
After fees waived and expenses absorbed/recovered	1.12%[7]	1.14%[7]	1.15%[7]	1.15%[7]	1.21%[7]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.16)%	0.06%	(0.05)%	1.79%	(0.59)%
After fees waived and expenses absorbed/recovered	(0.16)%	0.06%	(0.05)%	1.79%	(0.66)%

Portfolio turnover rate	26%	19%	13%	10%	9%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Per share net investment income may not correspond with the net investment income of the Fund because Class I shares receive a relatively small portion of the Fund’s gross expenses and do not bear distribution fees.
[3]	Amount represents less than $0.01 per share.
[4]	Affiliate reimbursed the fund $547 for errors during processing. The reimbursement had no impact to the Fund's performance.
[5]	Effective May 15, 2023, redemption fees were removed.
[6]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[7]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.00% and 0.01%, respectively.

See accompanying Notes to Financial Statements.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2024

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Fund (the “Emerging Markets Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  The Funds may be subject to foreign taxation related to capital gains on sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2024 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund will make distributions of net investment income, per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(i) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2025, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses Class A Shares††	Total Limit on Annual Operating Expenses Class I Shares††
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	1.25%

†	The investment advisory fees are calculated daily based on each Fund’s average daily net assets.

††	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the year ended October 31, 2024, the Advisor waived fees as follows:

Advisory fees
International Bond Fund	$167,117
International Dividend Income Fund	20,443
Emerging Markets Fund	96,909

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At October 31, 2024, the amount of these potentially recoverable expenses was $486,592, $20,443 and $447,624 for the International Bond Fund, International Dividend Income Fund and Emerging Markets Fund, respectively. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund
2025	$157,703	$-	$202,911
2026	161,772	-	147,804
2027	167,117	20,443	96,909
Total	$486,592	$20,443	$447,624

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2024 are reported on the Statements of Operations.

UMB Distribution Services, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended October 31, 2024, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2024 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At October 31, 2024, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund	Gold Fund
Cost of investments	$122,406,708	$58,651,378	$116,216,649	$86,249,722	$229,193,472

Gross unrealized appreciation	$26,882,945	$616,904	$20,554,479	$11,781,495	$61,084,013

Gross unrealized depreciation	(6,676,421)	(5,435,911)	(16,767,990)	(7,915,981)	(22,455,096)

Net unrealized appreciation (depreciation) on investments	$20,206,524	$(4,819,007)	$3,786,489	$3,865,514	$38,628,917

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) income(loss) as follows:

Increase (Decrease)
Funds	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
International Value Fund	$(1,730)	$1,730
International Bond Fund	512	(512)
International Dividend Income Fund	(49)	49
Emerging Markets Fund	252	(252)
Gold Fund	1,020	(1,020)

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund	Gold Fund
Undistributed ordinary income	$27,135	$41,030	$73,339	$941,209	$20,937,072
Undistributed long-term gains	-	-	468,001	-	-
Tax accumulated earnings	27,135	41,030	541,340	941,209	20,937,072

Accumulated capital and other losses	$(43,371)	$(1,293,593)	$-	$(8,852,459)	$(13,357,862)
Unrealized appreciation (depreciation) on investments	20,206,524	(4,819,007)	3,786,489	3,865,514	38,628,917
Unrealized appreciation (depreciation) on foreign currency translations	(17,103)	4,206	(10,803)	(1,228)	(219)

Unrealized deferred non-U.S. taxes	-	-	-	(269,034)	-

Unrealized deferred compensation	(18,473)	(17,058)	(18,194)	(19,398)	(20,594)
Total accumulated earnings (deficit)	$20,154,712	$(6,084,422)	$4,298,832	$(4,335,396)	$46,187,314

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2024 and 2023 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary Income	$2,728,379	$3,108,823	$1,553,552	$-	$3,967,340	$3,700,640
Net long-term capital gains	-	-	-	-	-	-
Total distributions paid	$2,728,379	$3,108,823	$1,553,552	$-	$3,967,340	$3,700,640

	Emerging Markets Fund		Gold Fund
	2024	2023	2024	2023
Distributions paid from:
Ordinary Income	$1,081,005	$365,671	$-	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$1,081,005	$365,671	$-	$-

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

At October 31, 2024, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$43,371	$-	$43,371
International Bond Fund	107,303	1,186,290	1,293,593
International Dividend Income Fund	-	-	-
Emerging Markets Fund*	1,048,533	7,803,926	8,852,459
Gold Fund	2,164,902	11,192,960	13,357,862

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2024, the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund, and Gold Fund utilized $4,339,883, $0, $2,127,528, $0 and $8,707,705 of their capital loss carryovers, respectively.

Note 5 – Redemption Fee

Prior to May 15, 2023, the Funds imposed a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the years ended October 31, 2024 and 2023, redemption fees were as follows:

	October 31, 2024	October 31, 2023
International Value Fund	$-	$6,164
International Bond Fund	-	-
International Dividend Income Fund	-	4,898
Emerging Markets Fund	-	2,911
Gold Fund	-	14,310

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

Note 6 – Investment Transactions

For the year ended October 31, 2024, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$25,420,702	$45,518,100
International Bond Fund	14,792,396	18,806,733
International Dividend Income Fund	4,614,703	11,062,006
Emerging Markets Fund	27,851,343	31,650,689
Gold Fund	59,131,860	63,268,988

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended October 31, 2024, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to UMB Distribution Services, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the year ended October 31, 2024, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2024, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$28,821,436	$6,249,522	$-	$35,070,958
Communications	-	9,408,410	-	9,408,410
Consumer, Cyclical	2,170,130	1,270,648	-	3,440,778
Consumer, Non-cyclical	27,155,221	24,309,953	-	51,465,174
Energy	2,495,600	5,860,820	-	8,356,420
Financial	4,376,365	1,413,889	-	5,790,254
Industrial	-	3,095,786	-	3,095,786
Technology	-	2,762,421	-	2,762,421
Short-Term Investments	23,223,031	-	-	23,223,031
Total Investments	$88,241,783	$54,371,449	$-	$142,613,232

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

International Bond Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$282	$-	$-	$282
Fixed Income Securities
Basic Materials	-	1,023,444	-	1,023,444
Communications	-	1,951,680	-	1,951,680
Consumer, Cyclical	-	874,270	-	874,270
Energy	-	4,327,549	-	4,327,549
Financial	-	4,943,961	-	4,943,961
Government	-	33,503,469	-	33,503,469
Technology	-	973,801	-	973,801
Short-Term Investments	6,233,915	-	-	6,233,915
Total Investments	$6,234,197	$47,598,174	$-	$53,832,371

International Dividend Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$19,585,470	$7,130,575	$-	$26,716,045
Communications	3,671,080	14,780,407	-	18,451,487
Consumer, Non-cyclical	16,439,397	8,678,203	-	25,117,600
Energy	9,208,277	3,274,648	-	12,482,925
Financial	6,983,211	5,038,076	-	12,021,287
Technology	-	1,634,447	-	1,634,447
Utilities	3,227,880	15,206,135	-	18,434,015
Short-Term Investments	5,145,332	-	-	5,145,332
Total Investments	$64,260,647	$55,742,491	$-	$120,003,138

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$3,371,730	$0	$3,371,730
Communications	509,295	7,489,255	-	7,998,550
Consumer, Cyclical	1,944,558	15,684,539	-	17,629,097
Consumer, Non-cyclical	7,957,409	17,779,308	-	25,736,717
Energy	-	615,390	-	615,390
Financial	5,249,958	3,499,765	-	8,749,723
Industrial	1,069,832	3,362,269	-	4,432,101
Technology	1,955,150	6,365,831	-	8,320,981
Utilities	-	1,628,612	-	1,628,612
Short-Term Investments	11,632,335	-	-	11,632,335
Total Investments	$30,318,537	$59,796,699	$0	$90,115,236

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

Gold Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Diversified Exploration and Mining	$892,581	$-	$8,237,574	$9,130,155
Gold Exploration	28,712,506	-	-	28,712,506
Gold Mining	73,285,671	-	0	73,285,671
Precious Metals Developmental	4,419,196	-	-	4,419,196
Precious Metals Exploration	13,917,301	-	-	13,917,301
Royalty Companies	102,151,375	-	-	102,151,375
Silver: Exploration and Mining	35,661,696	-	-	35,661,696
Warrants
Diversified Exploration and Mining	-	-	0	0
Gold Exploration	-	124,866	0	124,866
Gold Mining	-	-	0	0
Precious Metals Exploration	-	-	0	0
Royalty Companies	-	-	0	0
Short-Term Investments	419,623	-	-	419,623
Total Investments	$259,459,949	$124,866	$8,237,574	$267,822,389

*	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

The Level 3 investments for Emerging Markets Fund are not material in relation to net assets.

	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2023	$4,975,483	$-
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	1,816,065	-
Net purchases	1,446,026	-
Net sales	-	-
Balance as of October 31, 2024	$8,237,574	$-

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2024:

	Fair Value October 31, 2024	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
Gold Fund - Warrants	-	Market Approach	Intrinsic Value	$0.00 - $0.00	N/A	Increase
Gold Fund - Common Stocks	5,314,563	Market Approach	Subscription Price	$0.65	N/A	Increase
Gold Fund - Common Stocks	2,923,011	Market Approach	Subscription Price	$3.32	N/A	Increase
Gold Fund - Common Stocks	-	Market Approach	Liquidity Discount	100%	N/A	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgements, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund’s financial position, performance and cash flows. The Gold Fund invested in warrants during the year ended October 31, 2024. The effects of these derivative instruments on the Gold Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2024 by risk category are as follows:

	Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value
Equity contracts	Warrants, at value	$124,866

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

Gold Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants
Equity contracts	$124,866

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2024 are as follows:

Derivatives not designated as hedging instruments		Gold Fund
Equity contracts	Warrants	Average market value	$661,687

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of October 31, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks

Divresified Exploration and Mining - 0.0%
Fuerte Metals Corp. (1)(2)(3)(5)	$-	$1,033,656	$(1,030,816)	$(2,840)	$-	$-	$-

Gold Exploration - 8.0%
Alpha Exploration Ltd. (3)(4)	2,185,504	1,118,570	(11,181)	3,354	218,244	3,514,491	-
Angus Gold, Inc. (1)(3)	-	1,671,147	(58,017)	1,120	(241,620)	1,372,630	-
Aurion Resources Ltd. (1)(3)	1,704,793	3,379,960	-	-	20,233	5,104,986	-
Dryden Gold Corp. (1)(3)	-	882,931	-	-	32,208	915,139	-
Heliostar Metals Ltd. (3)(4)	2,723,239	1,043,233	(420,784)	(190,166)	3,452,192	6,607,714	-
Radius Gold, Inc. (3)	490,337	-	-	-	(203,063)	287,274	-
Revival Gold, Inc. (3)(4)	1,950,685	1,089,562	(749,538)	(568,847)	625,100	2,346,962	-
Scorpio Gold Corp. (1)(3)(4)	-	1,263,129	(10,414)	(1,646)	(13,669)	1,237,400	-
Western Exploration, Inc. (2)(3)	684,310	24,939	(1,495,793)	(17,329)	803,873	-	-
						21,386,596

Precious Metals Exploration - 2.2%
Kenorland Minerals Ltd. (1)(3)	1,251,978	1,214,893	(42,257)	(28,297)	849,080	3,245,397	-
Midland Exploration, Inc. (3)	1,730,248	63,606	-	-	(439,209)	1,354,645	-
Mundoro Capital, Inc. (3)	1,177,821	-	-	-	26,969	1,204,790	-
						5,804,832

Royalty Companies - 0.4%
Silver Crown Royalties, Inc. (1)(3)(4)	-	1,459,747	-	-	(323,579)	1,136,168	-

Total				$(804,651)	$4,806,759	$28,327,596	$-

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
(3)	Non Income Producing
(4)	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Formerly known as Atacama Copper Corp.
*	Net of foreign withholding taxes.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Common Stocks

Divresified Exploration and Mining - 0.0%
Fuerte Metals Corp. (1)(2)(3)(5)	-	7,334,000	(22,000)	(6,041,667)	1,270,333

Gold Exploration - 8.0%
Alpha Exploration Ltd. (3)(4)	4,457,142	2,171,000	(15,200)	-	6,612,942
Angus Gold, Inc. (1)(3)	-	3,950,000	(127,500)	-	3,822,500
Aurion Resources Ltd. (1)(3)	5,030,228	5,579,000	-	-	10,609,228
Dryden Gold Corp. (1)(3)	-	7,964,000		-	7,964,000
Heliostar Metals Ltd. (3)(4)	13,251,188	4,968,182	(2,078,000)	-	16,141,370
Radius Gold, Inc. (3)	4,000,000	-	-	-	4,000,000
Revival Gold, Inc. (3)(4)	7,956,500	4,687,500	(3,032,500)	-	9,611,500
Scorpio Gold Corp. (1)(3)(4)	-	12,416,833	(110,000)	-	12,306,833
Western Exploration, Inc. (2)(3)	1,300,000	32,000	(50,900)	-	1,281,100

Precious Metals Exploration - 2.2%
Kenorland Minerals Ltd. (1)(3)	2,846,300	1,086,000	(70,000)	-	3,862,300
Midland Exploration, Inc. (3)	5,645,900	248,500	-	-	5,894,400
Mundoro Capital, Inc. (3)	8,829,204	-	-	-	8,829,204

Royalty Companies - 0.4%
Silver Crown Royalties, Inc. (1)(3)(4)	-	4,000,000	-	(3,800,000)	200,000

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
(3)	Non Income Producing
(4)	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Formerly known as Atacama Copper Corp.
*	Net of foreign withholding taxes.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 14 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and for amendments.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2024

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.

The Funds declared the payment of a distribution to be paid, on November 27, 2024, to shareholders of record on November 26, 2024 as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
International Bond Fund	Class A Shares	None	None	$0.03399
International Bond Fund	Class I Shares	None	None	0.03577

The Funds declared the payment of a distribution to be paid, on December 10, 2024, to shareholders of record on December 9, 2024 as follows:

		Long Term Capital Gain		Short Term Capital Gain		Income
International Value Fund	Class A Shares	$	None	$	None	$0.03729
International Value Fund	Class I Shares		None		None	0.04428
International Bond Fund	Class A Shares		None		None	0.16056
International Bond Fund	Class I Shares		None		None	0.16234
International Dividend Income Fund	Class A Shares		0.03907		None	0.06103
International Dividend Income Fund	Class I Shares		0.03907		None	0.06729
Emerging Markets Fund	Class A Shares		None		None	0.19018
Emerging Markets Fund	Class I Shares		None		None	0.21538
Gold Fund	Class A Shares		None		None	0.95560
Gold Fund	Class I Shares		None		None	0.98273

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Euro Pacific Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, EP Emerging Markets Fund and EuroPac Gold Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2024

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, International Value Fund, International Bond Fund, International Dividend Fund, Emerging Markets Fund and Gold Fund designates income dividends of 100%, 0%, 100%, 100% and 11.52% as qualified dividend income paid during the fiscal year ended October 31, 2024.

Corporate Dividends Received Deduction

For the fiscal year ended October 31, 2024, 11.13%, 0%, 4.61%, 0% and 11.52% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the International Value Fund, International Bond Fund, International Dividend Fund, Emerging Markets Fund and Gold Fund, respectively.

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the International Value Fund and the International Dividend Income Fund designates $2,391,946 and $4,157,308 of income derived from foreign sources and $274,147 and $374,651 of foreign taxes paid for the period ended October 31, 2024.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the year ended October 31, 2024, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
International Value Fund	$0.1836	$0.0210
International Dividend Income Fund	$0.3429	$0.0309

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	1/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	1/10/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	1/10/2025